Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 49,273	$ 198,756
Investments—affiliates	159,539	105,724
Investments—other	113,505	29,161
Receivables, net of reserve of $121 and $60, respectively	21,526	21,228
Prepaid expenses	17,420	15,861
Other current assets	5,248	2,440
Total current assets	366,511	373,170
Long-Term Assets
Goodwill	642,329	635,313
Renewable investment advisory rights	64,600	64,500
Other intangible assets	13,997	21,012
Property and equipment	38,228	38,516
Other long-term assets	25,191	20,993
Total long-term assets	784,345	780,334
Total assets	1,150,856	1,153,504
Current Liabilities
Short-term debt - recourse	42,500	42,500
Accounts payable and accrued expenses	41,691	86,191
Accrued compensation and benefits	59,971	61,129
Other current liabilities	43,194	24,532
Total current liabilities	187,356	214,352
Long-Term Liabilities
Long-term debt - recourse	318,750	361,250
Long-term deferred tax liability, net	73,246	51,380
Other long-term liabilities	28,321	32,807
Total long-term liabilities	420,317	445,437
Total liabilities	607,673	659,789
Commitments and contingencies (Note (20))
TEMPORARY EQUITY
Redeemable noncontrolling interests in subsidiaries	506	1,543
PERMANENT EQUITY
Additional paid-in capital from treasury stock transactions	0	135
Retained earnings	1,069,913	1,036,571
Treasury stock, at cost, 25,762,366 and 25,841,365 shares Class B common stock, respectively	(772,481)	(778,609)
Accumulated other comprehensive loss, net of tax	(8,612)	(3,695)
Total Federated Investors, Inc. shareholders' equity	541,959	491,799
Nonredeemable noncontrolling interest in subsidiary	718	373
Total permanent equity	542,677	492,172
Total liabilities, temporary equity and permanent equity	1,150,856	1,153,504
Class A [Member]
PERMANENT EQUITY
Common stock	189	189
Class B [Member]
PERMANENT EQUITY
Common stock	$ 252,950	$ 237,208